Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

August 3, 2020

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549
Re:    Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
CAN SLIM® Select Growth Fund (S000004947)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the CAN SLIM Select Growth Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Fund dated June 29, 2020, and filed electronically as Post-Effective Amendment No. 795 to the Trust’s Registration Statement on Form N-1A on July 20, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards
President and Secretary of the Trust